Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of taxes payable	Taxes payable consisted of the following:
	December 31, 2022	December 31, 2021

Income tax payable	$808,705	$6,654,091
Value added tax payable	1,897,087	1,971,625
Business tax payable	19,342	139,137
Withholding taxes payable	-	2,720
Other taxes payable	23,340	84,325
Total taxes payable	$2,748,474	$8,851,898

Schedule of components of income tax provision (benefit)	The components of the income tax provision (benefit) are as follows:
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Current tax provision	$4,792,026	$9,996,987	$1,525,824
Deferred tax (benefit) provision	(50,172)	272,514	(584,760)
Total	$4,741,854	$10,269,501	$941,064

Schedule of deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities	The following table summarizes net deferred tax assets resulting from differences between the financial accounting basis and tax basis of assets and liabilities:
	December 31, 2022	December 31, 2021
Deferred tax assets:
Provision for doubtful accounts	$1,369,968	$624,905
Net operating loss carry-forwards	214,893	-
Expenses not currently deductible	292,675	-
Total deferred tax assets	1,877,536	624,905
Less: valuation allowance	(1,566,959)	(624,905)
Net deferred tax assets	$310,577	$-
	December 31, 2022	December 31, 2021
Deferred tax liabilities:
Intangible assets acquired from business combinations	$291,858	$504,033
Revenue not currently taxable	418,066	-
Other	17,402	-
Total deferred tax liabilities	$727,326	$504,033

Schedule of effective tax rate for the years	The following table reconciles the China statutory rates to the Group’s effective tax rate for the years ended, 2022, 2021 and 2020:
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
China Income tax statutory rate	25.0%	25.0%	25.0%
Effect of favorable income tax rates	(8.1)%	(8.3)%	(23.8)%
Effect of temporary differences	-	0.6%	1.2%
Effect of non-deductible expenses	0.1%	7.7%	10.1%
Change in Valuation Allowance	4.1%	-	-
Effect of net operating loss carryforwards	-	-	(3.8)%
Effective tax rate-continuing operations	21.1%	25.0%	8.7%